Reportable Segments - Schedule of Total Assets by Segment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Total assets
Total assets	$ 18,707,122	$ 19,992,488	$ 22,299,402	$ 78,588,364	$ 805,791
Non-operating corporate [Member]
Total assets
Total assets	97,600	216,769			0
Technology [Member] | Operating Segments [Member]
Total assets
Total assets	917,142	1,503,995			805,791
Telehealth [Member] | Operating Segments [Member]
Total assets
Total assets	$ 17,692,380	$ 18,271,724			$ 0